Commitments and Related Party Transactions - Schedule of Future Minimum Lease Payments (Details) (Fortman Insurance Agency, LLC) - Fortman Insurance Agency, LLC [Member]	Dec. 31, 2018 USD ($)
2019	$ 8,160
2020	2,720
Total	$ 10,880